Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (26,594)	$ (32,397)	$ (42,586)
Unrealized gains (losses)	19,433	12,375	(2,096)
Total	(7,161)	(20,022)	(44,682)
Unrealized gains (losses)	42,009	26,090	24,931
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(25,940)	(28,968)	(39,406)
Unrealized gains (losses)	15,627	14,768	4,204
Total	(10,313)	(14,200)	(35,202)
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0
Unrealized gains (losses)	(164)	(783)	0
Total	(164)	(783)	0
Interest rate swap agreements termination
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	(2,319)
Unrealized gains (losses)	0	0	0
Total	0	0	(2,319)
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(654)	(3,429)	(861)
Unrealized gains (losses)	3,970	(1,610)	(6,300)
Total	3,316	(5,039)	(7,161)
Cross-currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	19,842	(65,399)	(53,984)
Realized gains (losses)	(9,063)	(7,640)	(2,222)
Unrealized gains (losses)	28,905	(57,759)	(51,762)
Cross-currency swap agreements termination | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(17,711)	0	0
Realized gains (losses)	(17,711)	0	0
Unrealized gains (losses)	0	0	0
Cross-currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	2,131	(65,399)	(53,984)
Realized gains (losses)	(26,774)	(7,640)	(2,222)
Unrealized gains (losses)	$ 28,905	$ (57,759)	$ (51,762)